Financial Instruments and Risk Management - Schedule of Asset and Liability (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Assets and Liability [Abstract]
Gross assets	$ 1,632	$ 13,456
Amount offset		(2,440)
Risk management contracts – asset	1,632	11,016
Gross liability	(21,420)
Amount offset	2,519
Risk management contracts – liability	$ (18,901)